December 22, 2010

Securities and Exchange Commission
Public Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

Re:       LoCorr Investment Trust

Ladies and Gentlemen:

On behalf of LoCorr Investment Trust, we hereby electronically file, pursuant to Section 8(b) of the Investment Company Act of 1940, its Registration Statement on Form N-1A.  LoCorr Investment Trust is concurrently filing a notification of registration on Form N-8A.

If you have any questions concerning this filing, please contact JoAnn Strasser at (513) 352-6725.

Very truly yours,

/s/ Thompson Hine LLP
Thompson Hine LLP